COMMITMENTS AND CONTINGENCIES - Loans and Unfunded Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Unused Commitments to Extend Credit	$ 3,904,732	$ 3,248,931
Loans and Leases Receivable, Net of Deferred Income	10,298,971	9,288,299
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments, Amortization	35,755	21,687	$ 13,481
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(37,090)	(21,270)	(13,144)
Low Income Housing Tax Credits
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments, Amortization	11,929	8,894	8,076
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(11,088)	(8,581)	(7,629)
Historic tax credit [Member]
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments, Amortization	0	1,116	474
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(319)	(263)	(563)
New Markets Tax Credit
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments, Amortization	415	210	175
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(210)	(210)	(175)
Renewable Energy Program [Member]
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments, Amortization	23,411	11,467	4,756
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(25,473)	(12,216)	$ (4,777)
Commercial
Other Commitments [Line Items]
Unused Commitments to Extend Credit	1,833,977	1,545,995
Loans and Leases Receivable, Net of Deferred Income	3,410,272	2,720,028
Lease financing
Other Commitments [Line Items]
Unused Commitments to Extend Credit	6,842	18,037
Loans and Leases Receivable, Net of Deferred Income	236,124	109,624
Construction real estate
Other Commitments [Line Items]
Unused Commitments to Extend Credit	689,015	484,038
Loans and Leases Receivable, Net of Deferred Income	512,050	455,894
Commercial real estate-investor
Other Commitments [Line Items]
Unused Commitments to Extend Credit	107,205	65,660
Loans and Leases Receivable, Net of Deferred Income	3,094,064	3,154,755
Commercial real estate-owner
Other Commitments [Line Items]
Unused Commitments to Extend Credit	48,208	29,824
Loans and Leases Receivable, Net of Deferred Income	958,695	1,071,859
Residential real estate
Other Commitments [Line Items]
Unused Commitments to Extend Credit	74,089	50,043
Loans and Leases Receivable, Net of Deferred Income	1,092,265	896,069
Home equity
Other Commitments [Line Items]
Unused Commitments to Extend Credit	903,459	822,343
Loans and Leases Receivable, Net of Deferred Income	733,791	708,399
Installment
Other Commitments [Line Items]
Unused Commitments to Extend Credit	16,073	15,985
Loans and Leases Receivable, Net of Deferred Income	209,895	119,454
Credit card
Other Commitments [Line Items]
Unused Commitments to Extend Credit	225,864	217,006
Loans and Leases Receivable, Net of Deferred Income	$ 51,815	$ 52,217